Summary of Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
	Apr. 01, 2019	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Accounting Policies [Line Items]
Foreign Currency Exchange Rate		6.3726	6.3726
Goodwill, impairment loss		¥ 51,971	$ 8,155	¥ 336	¥ 0
Employer Discretionary Contribution Amount		¥ 11,311	$ 1,775	10,784	5,531
Value Added Tax Rate	16.00%	13.00%	13.00%
Advance notice period given on redemption of investments		30 days	30 days
Operating lease, impairment loss				826
Impairment of intangible assets		¥ 4,240	$ 665	¥ 53	¥ 923